Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Personnel Expenses [Abstract]
Disclosure of detailed information about employee benefits
	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
Salaries and wages	5,245,215	4,907,965	4,122,783
Contribution to provident fund and other funds	363,264	327,117	258,655
Staff welfare expenses	80,453	70,498	50,305
Employee stock compensation expense	1,880	6,874	16,494
	5,690,812	5,312,454	4,448,237
Attributable to cost of sales	2,873,767	2,859,329	2,407,234
Attributable to Selling and marketing expenses	57,966	42,016	30,320
Attributable to general and administrative expenses	2,759,079	2,411,109	2,010,683